Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
(16) Related Party Transactions
Related party transactions include the below:

(dollars in thousands)
Related Party Receivables	Consolidated Balance Sheet Line Item	As of March 31, 2023 (Successor)	As of December 31, 2022 (Predecessor)
Due from Certain TMWH Members, TIG GP Members and TIG MGMT Members	Other assets	$2,720	$1,161
Due from Equity Method Investees	Other assets	$3,874	$—
Due from Equity Method Investees	Fees receivable, net	$19	$—
Related Party Payables
Due to Certain Non-Controlling Interest Holders in Connection with the Tax Receivable Agreements	TRA liability	$(13,300)	$—
Due to Certain TWMH Members, TIG GP	Earn-out liability, at fair value
Members, TIG MGMT Members and Alvarium shareholders in connection with the Earn-out		$(120,967)	$—
Due to Equity Method Investees	Accounts payable and accrued expenses	$(177)	$—
Due to Equity Method Investees	Other liabilities	$(726)	$—
Due from TWMH Members
Certain TWMH Members were offered promissory notes to pay their estimated federal, state and local withholding taxes owed by such members, which constitute loans to members. Promissory notes totaling $1.5 million were issued by the Company in 2020, 2021 and 2022, and bear interest at an annual rate of three and one quarter percent (3.25%). Of these, certain promissory notes totaling $1.1 million included a forgiveness of debt provision. If at each of the first five one-year
anniversaries of February 15, 2023, if the members’ employment relationship has not been terminated for any reason, an amount equal to twenty percent (20%) of the principal and accrued interest, shall be forgiven. Upon termination of employment, any outstanding amount of loan not forgiven becomes due within 30 days. The additional notes totaling $0.4 million were due on or before the closing date of the transaction and have been paid back in full to the Company as of March 31, 2023 (Successor).
For the periods ended January 3 – March 31, 2023 (Successor) and January 1 – March 31, 2022 (Predecessor), the Company recognized $66 thousand and $83 thousand, respectively, of forgiveness of principal debt and accrued interest within Compensation and employee benefits expense on the Consolidated Statement of Operations.

The promissory notes are full legal recourse and have applicable default provisions, which allow the Company to enforce collection against all assets of the note holder, including Class B units which have been pledged as collateral. These loans are presented in Other assets on the Condensed Consolidated Statement of Financial Condition. As of March 31, 2023 (Successor) and December 31, 2022 (Predecessor), the balance of loans to members were $0.9 million and $1.2 million, respectively.
Due from TIG GP Members and TIG MGMT Members
The Company recognized a receivable for amounts due from certain TIG GP Members and TIG MGMT Members. The receivable does not have specific payment terms or a stated rate of interest. This receivable is presented in Other assets on the Condensed Consolidated Statement of Financial Condition and as of March 31, 2023 (Successor), the balance of the receivable was $1.8 million.
Equity Method Investees
The Company’s transactions with Equity Method Investees include receivables related to loans, fees and expenses, which are presented in Other assets on the Condensed Consolidated Statement of Financial Condition, and payables related to loans, fees and expenses, which are presented in Accounts payable and accrued expenses and Other Liabilities on the Condensed Consolidated Statement of Financial Condition.
For the periods ended January 3 – March 31, 2023 (Successor), the Company recognized $0.8 million in Management/advisory fees, $0.8 million in Compensation and employee benefits, $0.1 million in Other income/ fees and $22 thousand in Interest and dividend income (expense) from equity method investees on the Condensed Consolidated Statement of Operations.
Tax Receivable Agreements
On the Closing Date, the Company entered into the Tax Receivable Agreement with the TWMH Members, the TIG GP Members, and the TIG MGMT Members (the “Tax Receivable Agreement”). The TRA generally provides for certain payments and makes certain arrangements with respect to certain tax benefits to be derived by the Company and its subsidiaries as the result of the Business Combination and future exchanges by such TWMH Members, TIG GP Members and TIG MGMT Members of their Paired Interests for Class A Common Stock in accordance with the Umbrella LLC Agreement and the making of payments under the TRA.
Pursuant to the terms of the TRA, the Company generally will pay an amount equal to 85% of the net tax benefit that it receives from such exchanges to the TWMH Members, the TIG GP Members and the TIG MGMT Members. The costs and expenses of administering the TRA will be borne 15% by the Company and 85% by the TWMH Members, the TIG GP Members and the TIG MGMT Members, or in certain instances, all or a portion of such 85% amount may be borne by Umbrella.
The TRA is recognized on the Consolidated Statement of Financial Condition as the TRA Liability. The fair value of the TRA Liability was $13.3 million as of March 31, 2023 (Successor).
Earn-out
Liability
Under the terms of the Business Combination, upon closing, the selling shareholders of TWMH, TIG, and Alvarium became entitled to receive earn-out
shares contingent on various share price milestones and in the event of a change in control. The earn-out
shares are precluded from being considered indexed to the Company’s own stock and are recognized as a liability at fair value with changes in fair value recognized in earnings. As of March 31, 2023 (Successor), the fair value of the
Earn-out
Liability was $121.0 million. The change in fair value of $29.2 million is recorded in the Gain (loss) on earn-out
liability line in the Condensed Consolidated Statement of Operations.

ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 31, 2020, the Company issued an aggregate of 7,187,500 founder shares to the Sponsor for an aggregate purchase price of $25,000, or approximately $0.003 per share, in cash. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to its independent directors. On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any30-tradingday period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, capital stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note
On December 31, 2020, the Sponsor issued to the Company an unsecured promissory note to borrow up to $250,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and were due at the earlier of September 30, 2021 or the closing of the IPO. As of February 26, 2021, the Company had borrowings of $144,890 under the promissory note, and on February 26, 2021, repaid the $144,890 from the proceeds of the IPO.
Working Capital Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an initial Business Combination, the Sponsor, the Company’s officers, directors or their affiliates may, but are not obligated to, loan the Company funds from time to time as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the

Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Warrants at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Warrants.
On May 25, 2022, the Company issued an unsecured promissory note (the “Working Capital Note”) in the principal amount of $500,000 to the Sponsor, which was funded in its entirety by the Sponsor upon execution of the Working Capital Note. The Working Capital Note does not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option, on the Maturity Date, to convert all or any portion of the principal outstanding under the Working Capital Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Working Capital Note being converted, divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Warrants, including the transfer restrictions applicable thereto. The Working Capital Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Working Capital Note and all other sums payable with regard to the Working Capital Note becoming immediately due and payable. The issuance of the Working Capital Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.
As of December 31, 2022 and 2021, the Company had $
490,814
and $
0
borrowings under the Working Capital Note, net of debt discount of $
32,145
and $
0
, respectively.
On January 3, 2023, the outstanding working capital Note was paid in full (see Note 10).
Administrative Services Agreement
The Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial support and administrative services. The Company began incurring these fees on February 23, 2021 and will continue to incur these fees monthly until the earlier of the completion of an initial Business Combination and the Company’s liquidation. For the year ended December 31, 2022 and 2021, the Company has paid $120,000 and $100,000 in such fees, respectively.